Segment Information - Schedule of Geographical Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets [abstract]
Total non-current assets	$ 21,680,847	$ 21,512,896
ROC [member]
Non-current assets [abstract]
Total non-current assets	21,677,980	21,506,565
PRC [member]
Non-current assets [abstract]
Total non-current assets	2,291	86
Others [Member]
Non-current assets [abstract]
Total non-current assets	$ 576	$ 6,245